CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets
Property and equipment	¥ 85,076	¥ 151,401
Intangible assets	471,371	570,436
Deferred tax assets	768,276	765,959
Investments accounted for using the equity method		199,200
Financial assets measured at fair value through other comprehensive income	1,372,685	821,110
Restricted cash and time deposits over three months	5,319
Prepayments and other receivables	6,663
Total noncurrent assets	2,709,390	2,508,106
Current assets
Trade receivables	710,669	940,989
Contract assets	95,825	122,628
Prepayments and other receivables	905,691	1,078,604
Financial assets measured at amortized cost from virtual bank	3,081	44
Financial assets measured at fair value through other comprehensive income	853,453	1,233,431
Financial assets at fair value through profit or loss	925,204	690,627
Derivative financial assets	38,008	56,363
Restricted cash and time deposits over three months	447,564	343,814
Cash and cash equivalents	1,379,473	1,907,776
Total current assets	5,358,968	6,374,276
Total assets	8,068,358	8,882,382
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Other reserves	10,989,851	10,953,072
Accumulated losses	(7,873,614)	(7,510,899)
Equity attributable to equity owners of the Company	2,966,771	3,292,707
Noncontrolling interests	(18,979)	(14,652)
Total equity	2,947,792	3,278,055
Noncurrent liabilities
Trade and other payables	28,283	132,833
Contract liabilities	17,126	19,977
Deferred tax liabilities	2,079	5,196
Total noncurrent liabilities	47,488	158,006
Current liabilities
Trade and other payables	1,981,288	2,531,273
Payroll and welfare payables	385,908	431,258
Contract liabilities	138,563	166,650
Shortterm borrowings	251,732	289,062
Customer deposits	2,261,214	1,929,183
Other financial liabilities from virtual bank	54,373	89,327
Derivative financial liabilities		9,568
Total current liabilities	5,073,078	5,446,321
Total liabilities	5,120,566	5,604,327
Total equity and liabilities	¥ 8,068,358	¥ 8,882,382